Consolidated Balance Sheets ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current assets:
Cash and cash equivalents		₨ 215,598.0	$ 3,117.6	₨ 147,167.5
Short-term deposits		105,742.1	1,529.1	193,615.7
Finance receivables		115,515.2	1,670.4	84,016.5
Trade receivables		189,961.7	2,746.9	198,933.0
Investments		89,383.3	1,292.5	146,637.5
Other financial assets		49,970.7	722.6	58,443.6
Inventories		390,015.9	5,639.7	424,296.2
Other current assets		68,622.2	992.3	76,625.5
Current income tax assets		1,843.7	26.7	2,087.4
Investments in equity accounted investees (held for sale)				4,973.5
Assets classified as held for sale		1,622.4	23.5	25,851.9
Total current assets		1,228,275.2	17,761.3	1,362,648.3
Non-current assets:
Finance receivables		220,731.7	3,191.8	154,973.2
Investments		14,975.1	216.8	7,576.5
Other financial assets		32,166.0	465.1	50,592.8
Property, plant and equipment		762,303.3	11,023.1	850,444.1
Goodwill		7,478.7	108.1	1,164.5
Intangible assets		580,555.9	8,395.0	685,167.9
Investments in equity accounted investees		53,348.8	771.4	48,878.9
Non-current income tax assets		10,245.6	148.2	8,999.0
Deferred income taxes		51,511.1	744.9	41,064.6
Other non-current assets		25,528.5	369.1	24,001.1
Total non-current assets		1,758,844.7	25,433.5	1,872,862.6
Total assets		2,987,119.9	43,194.8	3,235,510.9
Current liabilities:
Accounts payable		759,681.7	10,985.2	804,601.6
Acceptances		31,771.2	459.5	49,013.4
Short-term borrowings and current portion of long-term debt		351,843.7	5,087.8	277,287.4
Other financial liabilities		103,669.2	1,499.1	119,118.6
Provisions		101,967.5	1,474.5	79,418.5
Other current liabilities		88,640.9	1,281.8	72,050.7
Current income tax liabilities		10,176.4	147.2	15,590.7
Liabilities directly associated with assets classified as held for sale				10,701.8
Total current liabilities		1,447,750.6	20,935.1	1,427,782.7
Non-current liabilities:
Long-term debt		708,067.0	10,238.8	611,419.4
Other financial liabilities		29,488.8	426.4	27,887.4
Deferred income taxes		14,910.4	215.6	61,257.8
Provisions		118,548.5	1,714.2	109,493.3
Other liabilities		110,287.2	1,594.8	84,149.3
Total non-current liabilities		981,301.9	14,189.8	894,207.2
Total liabilities		2,429,052.5	35,124.9	2,321,989.9
Equity:
Additional paid-in capital		261,387.8	3,779.7	261,303.4
Reserves	[1]	317,926.7	4,597.4	632,954.1
Other components of equity		(33,368.0)	(482.5)	7,113.8
Equity attributable to shareholders of Tata Motors Limited		552,738.7	7,992.8	908,163.5
Non-controlling interests		5,328.7	77.1	5,357.5
Total equity		558,067.4	8,069.9	913,521.0
Total liabilities and equity		2,987,119.9	43,194.8	3,235,510.9
Ordinary shares [Member]
Equity:
Ordinary shares		5,775.2	83.5	5,775.2
'A' Ordinary shares [Member]
Equity:
Ordinary shares		₨ 1,017.0	$ 14.7	₨ 1,017.0

[1]	Includes other comprehensive income relating to assets classified as held for sale amounting to Rs.Nil million and Rs. 125.9 million as at March 31, 2019 and 2018 respectively.